Note 16 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

Note 16. Related Party Transactions

On July 12, 2022, the Company hired Lauren Sturges Fernandez, the spouse of Mr. Fernandez, as Manager of Digital Assets. Mrs. Fernandez is an at-will employee with an annual salary of $95,000. On September 22, 2022, Mrs. Fernandez’s title was changed to Chief of Staff and Special Assistant to the Chairman of the Board, with no change to her salary. Previously Mrs. Fernandez was a consultant and earned compensation for her services of $10,995 for the year ended December 31, 2022. In April 2023, Mrs. Fernandez’s annual salary increased to $125,000, which was approved by the Board of Directors.

Progressive Care Inc. Following the consummation of the Company’s investment in Progressive Care Inc. on September 2, 2022, our Chairman and Chief Executive Officer, Charles M. Fernandez, and our board member, Rodney Barreto, were appointed to Progressive Care’s Board of Directors, with Mr. Fernandez appointed to serve as Chairman of Progressive Care’s Board of Directors and Mr. Barreto appointed to serve as a Vice Chairman of Progressive Care’s Board of Directors. On November 11, 2022, the Progressive Care board of directors elected Mr. Fernandez as the Chief Executive Officer of Progressive Care. In addition, on September 2, 2022, NextPlat, Messrs. Fernandez and Barreto and certain other purchasers purchased from Iliad Research and Trading, L.P. (“Iliad”) a Secured Convertible Promissory Note, dated March 6, 2019, made by Progressive Care to Iliad (the “Note”). The accrued and unpaid principal and interest under the note at the time of the purchase was approximately $2.8 million. The aggregate purchase price paid to Iliad for the Note was $2.3 Million of which NextPlat contributed $1.0 million and Messrs. Fernandez and Barreto contributed $400,000 each (the “Note Purchase”). In connection with the Note Purchase, NextPlat, Messrs. Fernandez and Barreto and the other purchasers of the Note entered into a Debt Modification Agreement with Progressive Care. In consideration of the concessions in the Debt Modification Agreement, Progressive Care issued 105,000 shares of its common stock to the purchasers of the Note, of which NextPlat, Charles Fernandez and Rodney Barreto, received 45,653, 18,261, and 18,261 shares, respectively, in each case after giving effect to a 1-for-200 reverse stock split enacted by Progressive Care on December 30, 2022.

On February 1, 2023, the Company entered into a Management Services Agreement with Progressive Care Inc. (“Progressive Care”) to provide certain management and administrative services to Progressive Care for a $25,000 per month fee. During May 2023 the management fee was reduced to $20,000 per month. During the three months ended March 31, 2023, the Company received approximately $50,000 from Progressive Care as management fees. The management fees in the amount of approximately $60,000 for the three months ended March 31, 2024 are eliminated as a result of the Progressive Care consolidation as of July 1, 2023.

On May 5, 2023, the Company entered into an Securities Purchase Agreement ("SPA") with Progressive Care Inc., pursuant to which the Company agreed to purchase 455,000 newly issued Units of securities from Progressive Care at a price per Unit of $2.20 for an aggregate purchase price of $1.0 million (the “Unit Purchase”). Each Unit consists of one share of common stock, par value $0.0001 per share, Common Stock and one common stock purchase warrant to purchase a share of Common Stock (the “PIPE Warrants”)

On May 9, 2023, pursuant to the Debt Conversion Agreement ("DCA"), the Company received 570,599 shares, Charles M. Fernandez received 228,240 shares, and Rodney Barreto received 228,240 shares. To induce the approval of the debt conversion pursuant to the DCA, Messrs. Fernandez and Barreto received Inducement Warrants to purchase 190,000 and 30,000 shares of Common Stock, respectively. In addition, the Company and Messrs. Fernandez and Barreto also received a common stock purchase warrant to purchase one share of Common Stock for each share of Common Stock they received upon conversion of the Note.

On  July 1, 2023, the Company, Charles M. Fernandez, and Rodney Barreto exercised common stock purchase warrants and were issued common stock shares by Progressive Care (the "RXMD Warrants"). The Company exercised common stock purchase warrants on a cashless basis and was issued 402,269 common stock shares. The Company also exercised common stock purchase warrants on a cash basis and paid consideration in the amount of $506,000 and was issued 230,000 common stock shares. Mr. Fernandez exercised common stock purchase warrants on a cashless basis and was issued 211,470 common stock shares. Mr. Barreto exercised common stock purchase warrants on a cashless basis and was issued 130,571 common stock shares. After the exercise of the RXMD Warrants, NextPlat and Messrs. Fernandez and Barreto collectively owned approximately 53% of Progressive Care’s voting common stock.

Also, on July 1, 2023, NextPlat and Messrs. Fernandez and Barreto, entered into a voting agreement whereby at any annual or special shareholders meeting of Progressive Care’s stockholders, and whenever the holders of Progressive Care’s common stock act by written consent, Messrs. Fernandez and Barreto agreed to vote all of the shares of Progressive Care common stock (including any new shares acquired after the date of the voting agreement or acquired through the conversion of securities convertible into Progressive Care common stock) that they own, directly or indirectly, in the same manner that NextPlat votes its shares of Progressive Care common stock. The voting agreement is irrevocable and perpetual in term.

Next Borough Capital Fund, LP. On July 7, 2023, the Company entered into an unsecured promissory note agreement with Next Borough Capital Management, LLC (“the Borrower”), whereby the Company loaned $250,000 to the Borrower.  The note bears interest at an annual rate of 7%.  The outstanding principal balance of the note plus all accrued unpaid interest is due and payable on July 7, 2024, the Maturity Date. Each of the Company, Charles M. Fernandez, Robert D. Keyser, Jr., eAperion Partners, LLC and a revocable trust of Rodney Barreto are members of the Borrower.  The balance outstanding on the note as of  March 31, 2024 and  December 31, 2023 was approximately $260,000 and $256,000, respectively. The note is recorded in Notes Receivable Due From Related Party on the Balance Sheets.

Note 25. Related Party Transactions

As of December 31, 2023, the accounts payable due to related party includes amounts due to David Phipps. Total related party payments due as of December 31, 2023 and  December 31, 2022 are $8,000 and $720 respectively. Those related party payables are non-interest bearing and due on demand.

The Company uses an American Express account for Orbital Satcom Corp and an American Express account for GTC, both in the name of David Phipps who personally guarantees the balance owed.

For the year ended December 31, 2023 and 2022, the Company employed two individuals related to Mr. Phipps with gross wages totaling approximately $78,000 and $56,000, respectively.

On July 12, 2022, the Company hired Lauren Sturges Fernandez, the spouse of Mr. Fernandez, as Manager of Digital Assets. Mrs. Fernandez is an at-will employee with an annual salary of $95,000. On September 22, 2022, Mrs. Fernandez’s title was changed to Chief of Staff and Special Assistant to the Chairman of the Board, with no change to her salary. Previously Mrs. Fernandez was a consultant and earned compensation for her services of $10,995 for the year ended December 31, 2022. In April 2023, Mrs. Fernandez’s annual salary increased to $125,000, which was approved by the Board of Directors.

January Offering. The Company received gross proceeds from the sale of the Common Stock in the January Offering of approximately $7.2 million, which closed on January 5, 2022. Approximately 73% of funds raised in the Offering were secured from existing shareholders, and from members of the Company’s senior management and Board of Directors. The following table represents the related party investment:

Investor	Position held at NextPlat	Shares of Common Stock Purchased	Aggregate Purchase Price
Charles M. Fernandez	Executive Chairman and Chief Executive Officer	679,013	$2,200,002
David Phipps	Director and President of Orbsat. Chief Executive Officer of Global Operations	46,297	$150,002
Douglas Ellenoff	Vice Chairman and Chief Business Development Strategist	46,297	$150,002
Shares are deemed to be indirectly beneficially owned through Sabrina Allan, Mr. Ellenoff’s wife.
Mr. Ellenoff has the power to vote and dispose of the shares.
Louis Cusimano	Director	15,433	$50,003
Paul R. Thomson	Senior Vice President – Mergers, Acquisitions and Special Projects	15,433	$50,003

On January 20, 2022, the Company appointed Rodney Barreto, to its Board. Mr. Barreto was a participant of the January offering and purchased 370,701 shares of common stock for $3.24 per share or approximately $1.2 million. Mr. Barreto’s investment represented 17% of the total.

Progressive Care Inc. Following the consummation of the Company’s investment in Progressive Care Inc. on September 2, 2022, our Chairman and Chief Executive Officer, Charles M. Fernandez, and our board member, Rodney Barreto, were appointed to Progressive Care’s Board of Directors, with Mr. Fernandez appointed to serve as Chairman of Progressive Care’s Board of Directors and Mr. Barreto appointed to serve as a Vice Chairman of Progressive Care’s Board of Directors. On November 11, 2022, the Progressive Care board of directors elected Mr. Fernandez as the Chief Executive Officer of Progressive Care. In addition, on September 2, 2022, NextPlat, Messrs. Fernandez and Barreto and certain other purchasers purchased from Iliad Research and Trading, L.P. (“Iliad”) a Secured Convertible Promissory Note, dated March 6, 2019, made by Progressive Care to Iliad (the “Note”). The accrued and unpaid principal and interest under the note at the time of the purchase was approximately $2.8 million. The aggregate purchase price paid to Iliad for the Note was $2.3 Million of which NextPlat contributed $1.0 million and Messrs. Fernandez and Barreto contributed $400,000 each (the “Note Purchase”). In connection with the Note Purchase, NextPlat, Messrs. Fernandez and Barreto and the other purchasers of the Note entered into a Debt Modification Agreement with Progressive Care. In consideration of the concessions in the Debt Modification Agreement, Progressive Care issued 105,000 shares of its common stock to the purchasers of the Note, of which NextPlat, Charles Fernandez and Rodney Barreto, received 45,653, 18,261, and 18,261 shares, respectively, in each case after giving effect to a 1-for-200 reverse stock split enacted by Progressive Care on December 30, 2022.

On February 1, 2023, the Company entered into a Management Services Agreement with Progressive Care Inc. (“Progressive Care”) to provide certain management and administrative services to Progressive Care for a $25,000 per month fee. During May 2023 the management fee was reduced to $20,000 per month. During the twelve months ended December 31, 2023 , the Company received $235,000 from Progressive Care as management fees. The management fees in the amount of $120,000 for the six months ended December 31, 2023 are eliminated as a result of the Progressive Care consolidation as of July 1, 2023.

On May 5, 2023, the Company entered into an SPA with Progressive Care Inc., pursuant to which the Company agreed to purchase 455,000 newly issued Units of securities from Progressive Care at a price per Unit of $2.20 for an aggregate purchase price of $1.0 million (the “Unit Purchase”). Each Unit consists of one share of common stock, par value $0.0001 per share, Common Stock and one common stock purchase warrant to purchase a share of Common Stock (the “PIPE Warrants”).

On May 9, 2023, pursuant to the DCA, the Company received 570,599 shares, Charles M. Fernandez received 228,240 shares, and Rodney Barreto received 228,240 shares. To induce the approval of the debt conversion pursuant to the DCA, Messrs. Fernandez and Barreto received Inducement Warrants to purchase 190,000 and 30,000 shares of Common Stock, respectively. In addition, the Company and Messrs. Fernandez and Barreto also received a common stock purchase warrant to purchase one share of Common Stock for each share of Common Stock they received upon conversion of the Note.

On  July 1, 2023, the Company, Charles M. Fernandez, and Rodney Barreto exercised common stock purchase warrants and were issued common stock shares by Progressive Care (the "RXMD Warrants"). The Company exercised common stock purchase warrants on a cashless basis and was issued 402,269 common stock shares. The Company also exercised common stock purchase warrants on a cash basis and paid consideration in the amount of $506,000 and was issued 230,000 common stock shares. Mr. Fernandez exercised common stock purchase warrants on a cashless basis and was issued 211,470 common stock shares. Mr. Barreto exercised common stock purchase warrants on a cashless basis and was issued 130,571 common stock shares. After the exercise of the RXMD Warrants, NextPlat and Messrs. Fernandez and Barreto collectively owned approximately 53% of Progressive Care’s voting common stock.

Also, on July 1, 2023, NextPlat and Messrs. Fernandez and Barreto, entered into a voting agreement whereby at any annual or special shareholders meeting of Progressive Care’s stockholders, and whenever the holders of Progressive Care’s common stock act by written consent, Messrs. Fernandez and Barreto agreed to vote all of the shares of Progressive Care common stock (including any new shares acquired after the date of the voting agreement or acquired through the conversion of securities convertible into Progressive Care common stock) that they own, directly or indirectly, in the same manner that NextPlat votes its shares of Progressive Care common stock. The voting agreement is irrevocable and perpetual in term.

Next Borough Capital Fund, LP. On July 7, 2023, the Company entered into an unsecured promissory note agreement with Next Borough Capital Management, LLC (“the Borrower”), whereby the Company loaned $250,000 to the Borrower.  The note bears interest at an annual rate of 7%.  The outstanding principal balance of the note plus all accrued unpaid interest is due and payable on July 7, 2024, the Maturity Date. Each of the Company, Charles M. Fernandez, Robert D. Keyser, Jr., eAperion Partners, LLC and a revocable trust of Rodney Barreto are members of the Borrower.  The balance outstanding on the note as of  December 31, 2023 was approximately $256,000. The note is recorded in Notes Receivable Due From Related Party on the Balance Sheets.

December Offering. On December 14, 2022, the Company closed a private placement for the sale of 4,575,429 units (each, a “Unit”), each Unit consisting of (i) one share of the Company’s common stock, $0.0001 par value per share (the “Common Stock”), and (ii) one warrant to purchase one share of Common Stock (each, a “Warrant”). The offering price of the Units was $1.75 per Unit. The Warrants included in the Units are exercisable at a price of $1.75 per share and expire three years from the date of issuance. Related party investment represented 48%, of the approximately $8.0 million of the funds raised.

Investor	Position held at NextPlat	Shares of Common Stock Purchased	Warrants to purchase Common Stock	Aggregate Purchase Price
eAperion Partners LLC, principal Charles M. Fernandez	Executive Chairman and Chief Executive Officer	1,085,714	1,085,714	$1,900,000
David Phipps	Director and President of NextPlat. Chief Executive Officer of Global Operations	28,500	28,500	$49,875
RLB Market Investments LLC, principal, Rodney Barreto	Director	1,085,714	1,085,714	$1,900,000